SUBSEQUENT EVENTS, Narrative (Q2) (Details) - Subsequent Event [Member] - Insurance Financing Agreement [Member] - D&O [Member]	Aug. 02, 2023 USD ($)
Subsequent Event [Line Items]
Insurance premium financing charge	$ 6,886
Aggregate principal amount	$ 254,180
Description of monthly payments	10 monthly installments, with the first installment due August 28, 2023.